Schedule of Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Plans
Summary of Future Benefit Payments
2013	$ 153
2014	157
2015	158
2016	164
2017	168
2018-22	910
OPEB Plan
Summary of Future Benefit Payments
2013	43
2014	45
2015	48
2016	51
2017	53
2018-22	$ 291